Tax (Tables)	3 Months Ended
Jun. 30, 2012
Tax
Effective tax rate
Effective tax rate
in	2Q12	1Q12	2Q11	6M12	6M11

Effective tax rate (%)

Effective tax rate	27.5	(8.1)	16.5	22.2	20.4

Net deferred tax assets
Net deferred tax assets
end of	2Q12	1Q12	Change

Net deferred tax assets (CHF million)

Deferred tax assets	8,825	8,609	216

of which net operating losses	3,541	3,388	153

of which deductible temporary differences	5,284	5,221	63

Deferred tax liabilities	(200)	(318)	118

Net deferred tax assets	8,625	8,291	334